Goodwill (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Goodwill	$ 18,495,121	$ 15,200,188	$ 18,495,121	$ 18,785,807
Frankly [member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 14,895,595	$ 14,895,595	14,895,595	14,895,595
Goodwill descriptions	The calculation used a ten-year projected and discounted cash flow model using a discount rate of 20.5% and a long-term growth rate of 3%	The calculation used a five-year projected and terminal period debt-free cash flow model discounted to present value using a discount rate of 21.0% (pre-tax 28.3%), tax rate of 26% and a long-term growth rate of 3%.
Recoverable value		$ 24,500,000
SideQiK [member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 2,900,193	$ 2,900,193	2,900,193
Goodwill descriptions		The calculation used a five-year projected and terminal period debt-free cash flow model discounted to present value using a discount rate of 23.5% (pre-tax 31.5%), tax rate of 25.5% and a long-term growth rate of 3%.
impairment charge on intangible assets		$ 2,900,193
SideqiK CGU [member]
IfrsStatementLineItems [Line Items]
impairment charge on intangible assets		972,807
Stream Hatchet [member]
IfrsStatementLineItems [Line Items]
Goodwill	335,650	$ 304,593	335,650
UMG [member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 3,209,045		$ 3,209,045	$ 3,209,045
Goodwill descriptions	The value in use calculation used a ten-year projected and terminal period debt-free cash flow model discounted to present value using a discount rate of 21.0% and a long-term growth rate of 3%.		The value in use calculation used a ten-year projected and terminal period debt-free cash flow model discounted to present value using a discount rate of 21.0% and a long-term growth rate of 3%.
Impairment of goodwill	$ 3,209,045
Intangible of impairment charges	$ 675,956		$ 675,956